Performance B.4.1. Share-based compensation, additional information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) metric plan $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of plans | plan	2
Deferred share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Performance Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Cumulative achievement for cumulative targets, period	3 years
Number of environmental, social and governance metrics | metric	5
Performance Share Plan (Relative TSR) | Relative TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days	10 days
Performance share plan 2024 (SAR) | Relative TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangements, stock appreciation rights, performance conditions percent	60.00%
Share-based payment arrangements, restricted stock units, performance conditions percent	30.00%
Share-based payment arrangements, environmental social and governance, performance conditions percent	10.00%
Measurement period	7 years
Performance Share Plan 2023 (Relative TSR) | Relative TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangements, environmental social and governance, performance conditions percent	10.00%
Operating cash flow after leases performance conditions percent	50.00%
Service revenue performance conditions percent	30.00%
Share-based payment arrangements, relative total shareholder return, performance conditions percent (in percentage)	10.00%
Performance Share Plan 2022 (Relative TSR) | Relative TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Operating cash flow after leases performance conditions percent	50.00%
Service revenue performance conditions percent	30.00%
Share-based payment arrangements, relative total shareholder return, performance conditions percent (in percentage)	20.00%
Performance Share Plan 2021 (Relative TSR) | Relative TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangements, restricted stock units, performance conditions percent	35.00%
Operating cash flow after leases performance conditions percent	30.00%
Service revenue performance conditions percent	15.00%
Share-based payment arrangements, relative total shareholder return, performance conditions percent (in percentage)	20.00%
Performance Share Plan 2021 (Relative TSR) | Market Stock Units (MSU) | Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target share price (in dollars per share) | $ / shares	$ 30.75
Payment threshold of target award value	150.00%
Financial liabilities, at fair value	$ 0	$ 1,000
Loss on financial liabilities at fair value through profit or loss	$ 600	1,000
Tranche one | Deferred share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			30.00%
Tranche two | Deferred share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			30.00%
Tranche three | Deferred share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			40.00%
Tranche 2022 | Performance Share Plan 2021 (Relative TSR) | Market Stock Units (MSU) | Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at inception (in dollars per share) | $ / shares	$ 33.83
Share price appreciation percent	10.00%
Value determination, trading day average share price period	30 days
Cash payments		$ 1,150
Tranche 2023 | Performance Share Plan 2021 (Relative TSR) | Market Stock Units (MSU) | Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at inception (in dollars per share) | $ / shares	$ 36.90
Share price appreciation percent	20.00%
Value determination, trading day average share price period	30 days
Cash payments	$ 1,740